Consolidated balance sheets - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	€ 1,173,342	€ 1,481,655
Trade accounts and other receivables from unrelated parties	3,707,487	3,409,061
Accounts receivable from related parties	183,331	162,361
Inventories	2,136,961	2,038,014
Other current assets	838,272	876,151
Total current assets	8,039,393	7,967,242
Property, plant and equipment	4,236,189	4,235,027
Right-of-use assets	4,274,265	4,316,440
Intangible assets	1,480,421	1,459,393
Goodwill	14,628,709	14,361,577
Deferred taxes	299,415	315,360
Investment in equity method investees	798,947	786,905
Other non-current assets	966,787	924,614
Total non-current assets	26,684,733	26,399,316
Total assets	34,724,126	34,366,558
Liabilities
Accounts payable to unrelated parties	790,236	736,069
Accounts payable to related parties	70,032	121,457
Current provisions and other current liabilities	3,515,830	3,676,875
Short-term debt from unrelated parties	969,715	1,178,353
Short-term debt from related parties	145,500	77,500
Current portion of long-term debt	58,724	667,966
Current portion of lease liabilities from unrelated parties	649,871	639,947
Current portion of lease liabilities from related parties	22,364	21,631
Income tax liabilities	155,180	137,836
Total current liabilities	6,377,452	7,257,634
Long-term debt, less current portion	7,451,786	6,646,949
Lease liabilities from unrelated parties, less current portion	3,951,297	3,990,153
Lease liabilities from related parties, less current portion	94,115	97,650
Non-current provisions and other non-current liabilities	721,015	707,563
Pension liabilities	654,074	782,622
Income tax liabilities	38,715	36,498
Deferred taxes	896,380	868,452
Total non-current liabilities	13,807,382	13,129,887
Total liabilities	20,184,834	20,387,521
Shareholders' equity:
Ordinary shares, no par value, 1.00 nominal value, 362,370,124 shares authorized, 293,027,279 issued and outstanding as of March 31, 2022 (December 31, 2021: 293,004,339)	293,027	293,004
Additional paid-in capital	2,891,737	2,891,276
Retained earnings	11,027,178	10,826,140
Accumulated other comprehensive income (loss)	(977,445)	(1,311,637)
Total FMC-AG & Co. KGaA shareholders' equity	13,234,497	12,698,783
Noncontrolling interests	1,304,795	1,280,254
Total equity	14,539,292	13,979,037
Total liabilities and equity	€ 34,724,126	€ 34,366,558